Classification of Financial Instruments - Classification of Comprehensive Income (Loss) from Financial Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income, expense, gains or losses of financial instruments
Dividends income	₩ 10,522	₩ 7,316	₩ 13,838
Gain (loss) on valuation of derivatives	822,994	(455,715)	317,350
Gain (loss) on valuation of financial assets	34,444	40,699
Interest expense of trade and other payables	213,765	88,757	94,019
Interest expense of others	384,423	540,867	558,464
Other finance income	1,284	1,470	0
Other finance expenses	4,058	4,456	2,555
Cash and Cash Equivalents
Income, expense, gains or losses of financial instruments
Interest income	12,692	9,419	42,861
Gain (loss) on foreign currency transactions and translations	34,923	(15,911)	(3,332)
Financial assets at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Interest income	18,415	19,114	29,411
Dividends income	2,949	4,734	6,984
Gain (loss) on valuation of derivatives	450,896	(52,447)	151,604
Gain (loss) on transaction of derivatives	54,352	36,563	63,329
Gain (loss) on valuation of financial assets	8,858	5,508	1,062
Gain on disposal of financial assets	4,221	11,344	1,760
Financial assets at fair value through other comprehensive income
Income, expense, gains or losses of financial instruments
Dividends income	7,573	2,582	6,854
Financial assets at amortized cost
Income, expense, gains or losses of financial instruments
Interest income	797	612	539
Gain (loss) on foreign currency transactions and translations	(3,647)	(1,733)	(690)
Loans and receivables
Income, expense, gains or losses of financial instruments
Interest income	25,196	26,232	63,448
Gain (loss) on foreign currency transactions and translations	729	(527)	(631)
Trade and other receivables
Income, expense, gains or losses of financial instruments
Interest income	144,543	151,035	69,941
Gain on disposal of financial assets	2,452
Gain (loss) on foreign currency transactions and translations	14,207	23,458	(31,500)
Short-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income	7,531	25,540	49,070
Gain (loss) on foreign currency transactions and translations	32,218	(38,088)	39,845
Long-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income	12,470	10,406	12,794
Gain (loss) on foreign currency transactions and translations	27	0	0
Other financial assets
Income, expense, gains or losses of financial instruments
Interest income	230	228	54
Derivative (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	211,180	(77,733)	123,730
Gain (loss) on transaction of derivatives	31,351	36,053	65,651
Gain (loss) on valuation of derivatives (equity, before tax)	(11,734)	9,925	38,305
Financial liabilities at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	2,751	(104,607)	27,686
Gain (loss) on transaction of derivatives	(15,358)	(49,788)	(493)
Financial liabilities carried at amortized cost
Income, expense, gains or losses of financial instruments
Gain (loss) on repayment of financial liabilities	(10)	(35)	0
Gain (loss) on foreign currency transactions and translations	(1,162,835)	772,045	(409,867)
Interest expense of borrowings and debt securities	1,316,269	1,365,801	1,394,328
Interest expense of trade and other payables	213,765	88,757	94,019
Interest expense of others	384,423	540,867	558,464
Other finance income	1,284	0	0
Other finance expenses	2,504	0	0
Derivatives (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	158,167	(220,928)	14,330
Gain (loss) on transaction of derivatives	13,737	42,565	(42,072)
Gain (loss) on valuation of derivatives (equity, before tax)	₩ (28,726)	₩ 101,295	₩ (2,578)